Recent accounting pronoucements	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent accounting pronouncements
5 Recent accounting pronouncements
Accounting standards adopted in 2018
IFRS 9 Financial instruments
IFRS 9 replaces the provisions of IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39") that relate to the recognition, classification and measurement of financial assets and financial liabilities, de-recognition of financial instruments, impairment of financial assets and hedge accounting.
The Company's financial assets are mainly comprised of cash and cash equivalents, trade and other receivables, and restricted cash equivalents, which are classified and accounted for under IFRS 9 at amortized cost. Financial liabilities are mainly comprised of payables and accrued liabilities, which are accounted for at amortized cost, and the warrant liability, which is a derivative that is accounted for at fair value through profit and loss (FVTPL).
The impairment of financial assets, including trade and other receivables, is now assessed using the simplified method of the expected credit loss model: previously, the incurred loss model was used. Applying the expected credit loss model has not had a significant impact on the value of the financial assets.
The Company applied the modified retrospective method upon adoption of IFRS 9 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 9 to retained earnings (deficit) and not to restate prior years. The application of this new standard resulted in changes in accounting policies but has no impact on opening deficit.
IFRS 15 Revenue from contracts with customers
Effective January 1, 2018, the Company has adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). This new standard was applied using a modified retrospective approach. The adoption of IFRS 15 did not have a significant impact on the timing or measurement of the Company’s revenue and no adjustment to the opening balance of deficit as at January 1, 2018 has been recorded as result of adopting IFRS 15.
The impacts of adoption of the new standard are summarized below:
The Company's revenue consists of licensing fees representing non-refundable payments received at the time of executing the license agreement, which are recognized as revenue upon execution of the license agreements when the Company has no significant future performance obligation and collectability of the fees is probable. Under IFRS 15, the Company determines whether the Company's promise to grant a license provides its customer with either a right to access the Company’s IP or a right to use the Company’s IP. Revenue from a license that provides a customer the right to use the Company’s IP is recognized at a point in time when the transfer to the licensee is completed and the license period begins. Revenue from a license that provides access to the Company's IP over a license term is considered to be a performance obligation satisfied over time and, therefore, revenue is recognized over the term of the license arrangement.
Revenue consists also of royalty income from the out-licensing of IP, which is recognized as earned and from manufacturing and other services, where revenue is recognized when control transfers to the third party and the Company’s performance obligations are satisfied. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized from these manufacturing and other services arrangements, nor did it change accounting for these royalty arrangements, as the standard's royalty exception is applied for IP licenses.
Furthermore, the Company receives milestone payments related to the out-licensing of IP. IFRS 15 resulted in the following changes in timing and amount of revenue recognized under these arrangements.In January 2018, the Company received $24.0 million of which $23.6 million was recognized in the consolidated statements of comprehensive income (loss) and $0.4 million was deferred to the consolidated statements of financial position and is being amortized until June 2023 when we expect to commence product sales for the pediatric indication. Under IAS 18, the full $24.0 million would have been deferred to the consolidated statements of financial position and would have been amortized to the consolidated statements of comprehensive income (loss) evenly until October 2027, representing the expiry date of the underlying patents.
The Company applied the modified retrospective method upon adoption of IFRS 15 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 15 to deficit and not to restate prior years. The application of this new standard effective January 1, 2018 had no impact on opening deficit.
Accounting standards not yet adopted
In January 2016, the IASB issued IFRS 16, Leases ("IFRS 16"), which supersedes IAS 17, Leases, and the related interpretations on leases: IFRIC 4, Determining Whether an Arrangement Contains a Lease; Standard Interpretations Committee ("SIC") 15, Operating Leases - Incentives; and SIC 27, Evaluating the Substance of Transactions in the Legal Form of a Lease. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with earlier adoption permitted for companies that also apply IFRS 15. The Company is currently assessing the impact that this new standard may have on the Company's consolidated financial statements.
In June 2017, IFRIC 23, "Uncertainty over Income Tax Treatment" ("IFRIC 23"), was issued. IFRIC 23 provides guidance on how to value uncertain income tax positions based on the probability of whether the relevant tax authorities will accept the company's tax treatments. A company is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019.  The adoption of this interpretation is not expected to have a significant impact on the Company's consolidated financial statements.
In June 2015, the IASB published ED/2015/5 Remeasurement on a Plan Amendment, Curtailment or Settlement/Availability of a Refund from a Defined Benefit Plan (Proposed amendments to IAS 19 and IFRIC 14) combining two issues submitted separately to the IFRS Interpretations Committee into a single package of narrow-scope amendments to IAS 19 Employee Benefits and IFRIC 14 IAS 19 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction. However, in April 2017 the IASB decided to pursue the amendments to IAS 19 and in September 2017 confirmed it would do so despite putting off the amendments to IFRIC 14. The amendments in Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) are: (i) if a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement and (ii) amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. An entity applies the amendments to plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after 1 January 2019. The adoption of these amendments is not expected to have a significant impact on the Company's consolidated financial statements.